Intangible Assets, Net	6 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Software	$655,310	$609,099
Less: accumulated amortization	(556,757)	(525,193)
Intangible assets, net	$98,553	$83,906

Amortization expenses were $24,179 and $19,535 for the six months ended September 30, 2025 and 2024, respectively.